MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES

NOTE 13- MARKETABLE SECURITIES:

a.	Available-for-sale securities

Available-for-sale securities are comprised of debt securities.

As of December 31, 2015 and 2014 the fair value, amortized cost and gross unrealized holding gains and losses of such securities are as follows:

	Fair value	Amortized cost	Unrealized holding gains	Unrealized holding losses

	U.S. dollars in thousands

December 31, 2015	$37,369	$37,653	$69	$353
December 31, 2014	$37,230	$37,355	$32	$157

Investments in marketable securities are classified based on the remaining period until maturity.

b.	Contractual maturities

The contractual maturities of debt securities at December 31, 2015 are as follows:

U.S. dollars in thousands
2016	$6,009
2017	16,734
2018	3,462
2019 and thereafter	11,164
$37,369